Financial Instruments - Summary of Activity in Cash Flow Hedging Reserve within Equity Related to all Derivative Instruments Classified as Cash Flow Hedges (Detail) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about hedges [abstract]
Balance as at the beginning of the year		₨ 3,019	₨ (143)
Deferred cancellation gain/ (loss), net		(201)	6
Changes in fair value of effective portion of derivatives		(2,312)	1,069
Net gain/(loss) reclassified to consolidated statement of income on occurrence of hedged transactions	[1]	(3,382)	2,087
Gain/(loss) on cash flow hedging derivatives, net		(5,895)	3,162
Balance as at the end of the year		(2,876)	3,019
Deferred tax thereon		561	(604)
Balance as at the end of the year, net of deferred tax		₨ (2,315)	₨ 2,415

[1]	Includes net gain/(loss) reclassified to revenue (March 31, 2019: ₹2,585, March 31, 2020: ₹(4,761)) and cost of revenues (March 31, 2019: ₹(498), March 31, 2020: ₹1,379).